Taxes on Income	12 Months Ended
Dec. 31, 2020
Taxes on Income
NOTE 12:- TAXES ON INCOME

a.	Corporate tax rates in Israel:
The corporate tax rate in Israel in 2018 and thereafter is 23%.

b.	Income taxes on US subsidiary:
On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes, most of which are effective for tax years beginning after December 31, 2017, include several key tax provisions that might impact the Company, including, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% (top rate) to 21% (flat rate) effective for tax years beginning after December 31, 2017; (ii) a new tax deduction in the amount of 37.5% of “foreign derived intangible income” that effectively reduces the federal corporate tax on certain qualified foreign derived sales/licenses/leases and service income in excess of a base amount to 13.125% (as compared to the regular corporate income tax rate of 21%); (iii) stricter limitations on the tax deductibility of business interest expense; (iv) a participation exemption for certain repatriations of earnings to the United States (along with certain rules designed to prevent erosion of the U.S. income tax base); (v) a one-time
deemed repatriation tax on accumulated offshore earnings held in cash and illiquid assets, with the latter taxed at a lower rate; and (vi) an expansion of the U.S. controlled foreign corporation (“CFC”) anti-deferral starting with the CFC’s first tax year beginning in 2018 intended to tax in the U.S. “global intangible low-taxed
income” (“GILTI”).

c.	Carryforward tax losses and credits:
As of December 31, 2020, the Company had operating loss carry forwards for Israeli income tax purposes of approximately $161,000 which may be offset indefinitely against future taxable income.

d.	Deferred income taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal components of the Company’s deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$37,636	$20,453
Research and development costs carryforward	15,997	13,835
Accrued Expenses	446	198
Share-based compensation	23	23
Other	27	11

Gross deferred tax assets	54,129	34,520

Valuation allowance	(54,117)	(34,520)

Deferred tax liabilities:
Property and equipment	(12)	(11)

Net deferred tax	$—	$—

Based on the available evidence, management believes that it is more likely than not that certain of its deferred tax assets relating to net operating loss carryforwards and other temporary differences in Israel will not be realized and accordingly, a valuation allowance has been provided.
As of December 31, 2020, and 2019, the Company has not provided a deferred tax liability in respect of cumulative undistributed earnings relating to the Company’s foreign subsidiaries, as the Company intends to keep these earnings permanently invested.

e.	Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019	2018
Domestic	$(81,462)	$(67,316)	$(56,376)
Foreign	134	15	76

Loss before taxes on income	$(81,328)	$(67,301)	$(56,300)

f.	Income taxes are comprised as follows:

	Year ended December 31,
	2020	2019	2018
Current	$183	$10	$32

Domestic	128	—	15
Foreign	55	10	17

	$183	$10	$32

g.	The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	Year ended December 31,
	2020	2019	2018
Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(0.61%)	(0.63%)	(0.60%)
Effect of other permanent differences	(3.92%)	(0.06%)	(0.08%)
Change in valuation allowance	(18.95%)	(22.32%)	(21.94%)
Other adjustments	0.25%	—	0.44%

Effective tax rate	(0.23%)	(0.01%)	(0.06%)

h.	Tax assessments:
The Company is currently in the process of income tax audits in Israel, for the tax years 2016 through 2018. The Company’s tax assessments through 2015 are considered final.
As of December 31, 2020, the tax returns of the Company and its main subsidiaries are still subject to audits by the tax authorities for the tax years 2016 through 2020.

i.	Uncertain tax positions:
The Company has reviewed the tax positions taken, or to be taken, in its tax returns for all tax years currently open to examination by a taxing authority. As of December 31, 2020, and 2019, the Company has not recorded any uncertain tax position liability.

Collective Growth Corp [Member]
Taxes on Income
NOTE 10. INCOME TAX
The Company’s net deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$153,905	$—
Unrealized gain on marketable securities	(5,579)	—

Total deferred tax assets	148,326	—
Valuation Allowance	(148,326)	—

Deferred tax assets	$—	$—

The income tax provision consists of the following:

	December 31,
	2020	2019
Federal
Current	$—	$—
Deferred	(148,326)	—
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	148,326	—

Income tax provision	$—	$—

As of December 31, 2020 and 2019, the Company had $732,885

a
nd 0, respectively of U.S. federal net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020, the change in the valuation allowance was $148,236. For the period from December 10, 2019 (inception) through December 31, 2019, the change in the valuation allowance was $0.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	—
State taxes, net of federal tax benefit	0.0%	—
Business Combination	(0.2)%	—
Change in fair value of warrant liability	(18.6)%	—
Transaction costs associated with Initial Public Offering	(0.5)%	—
Compensation expense related to warrant liabilities	(1.2)%	—
Meals and entertainment	0.0%	—
Valuation allowance	(0.5)%	—

Income tax provision	0.0%	—

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers Texas to be a significant state tax jurisdiction.